                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY

                       SUPPLEMENT ISSUED FEBRUARY 2, 1998
                               TO PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 1, 1997

     The section in the Prospectus entitled "About the Fund's Management -- The Sub-advisers" and the section in the Statement of Additional Information entitled "Investment Sub-Advisers" are hereby amended to reflect the following revised fee schedules:

     Under the Investment Sub-Advisory Agreement VALIC has with Bankers Trust Company, VALIC pays Bankers Trust Company a monthly fee based on the average daily net asset values of the Stock Index Fund, the MidCap Index Fund and the Small Cap Index Fund, respectively, at the annual rate noted below:

                                                         Fee
              Fund Name                             (Annual Rate)
              ---------                             -------------
Stock Index Fund                          0.02% on the first $2 billion;
                                          0.01% on assets over $2 billion
MidCap Index Fund                         0.03% on the first $300 million;
                                          0.02% on assets over $300 million
Small Cap Index Fund                      0.03% on the first $150 million;
                                          0.02% on assets over $150 million

     Under the Investment Sub-Advisory Agreement VALIC has with T. Rowe Price Associates, Inc., VALIC pays to T. Rowe Price Associates, Inc. a monthly fee based on the average daily net asset values of the Growth Fund and the Science & Technology Fund, respectively, at the annual rate noted below:

                                                         Fee
              Fund Name                             (Annual Rate)
              ---------                             -------------
Growth Fund                               0.50% on the first $500 million;
                                          0.45% on assets over $500 million
Science & Technology Fund                 0.60% on the first $500 million;
                                          0.55% on assets over $500 million

VA9017-F (Rev. 2/98)